INTANGIBLE ASSETS AND GOODWILL (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Goodwill, Balance Beginning	$ 431,000
Acquired Through Business Combinations (note 11)	28,825,000		$ 2,695,000
Impairment		$ (51)		$ (1,816)
Foreign Exchange Impacts	(30,000)		2,000
Goodwill, Balance Ending	20,054,000		431,000
Goodwill [Member]
Statement [Line Items]
Goodwill, Balance Beginning		431	0
Acquired Through Business Combinations (note 11)	19,675,000		2,247,000
Impairment		(51)		(1,816)
Foreign Exchange Impacts	0		0
Goodwill, Balance Ending	20,054,000			431
Goodwill [Member] | Food and Beverage [Member]
Statement [Line Items]
Goodwill, Balance Beginning		51	0
Acquired Through Business Combinations (note 11)	0		834,000
Impairment		(51)		(783)
Foreign Exchange Impacts	0
Goodwill, Balance Ending	0			51
Pharmaceuticals and Nutraceuticals | Goodwill [Member]
Statement [Line Items]
Goodwill, Balance Beginning		380	0
Acquired Through Business Combinations (note 11)	0		1,413,000
Impairment		0		(1,033)
Foreign Exchange Impacts	0
Goodwill, Balance Ending	380,000			380
Vessel [Member] | Goodwill [Member]
Statement [Line Items]
Goodwill, Balance Beginning		0	0
Acquired Through Business Combinations (note 11)	19,675,000		$ 0
Impairment		$ 0		0
Foreign Exchange Impacts	0
Goodwill, Balance Ending	$ 19,675,000			$ 0